Goodwill	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
Goodwill
The Company's goodwill related to the piling business. The full amount of the goodwill was included in the carrying amount of the Piling business in determining the gain on the disposal (note 22(b)).